CASH FLOW STATEMENT (Tables)	12 Months Ended
Dec. 31, 2019
CASH FLOW STATEMENT
Schedule of cash flow statement

Analysis of net debt including lease liabilities

	Borrowings
	Cash	Overdrafts	Due within one year	Due after one year	Net currency swaps	Net interest swaps	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 1 January 2017	100	(62)	(24)	(1,564)	1	(1)	(1,550)
Net cash flow impact	64	49	9	139	(24)	(1)	236
Termination of finance lease	–	–	2	3	–	–	5
Exchange adjustment	5	(1)	–	(1)	25	–	28
At 31 December 2017	169	(14)	(13)	(1,423)	2	(2)	(1,281)
Net cash flow/debt movement	200	(18)	(118)	126	8	(1)	197
Exchange adjustment	(4)	–	(1)	(4)	(11)	–	(20)
At 31 December 2018	365	(32)	(132)	(1,301)	(1)	(3)	(1,104)
Net cash flow/debt movement	(88)	12	125	(550)	2	–	(499)
Exchange adjustment	–	–	1	–	(1)	3	3
Net debt at 31 December 2019	277	(20)	(6)	(1,851)	–	–	(1,600)
IFRS 16 lease liabilities	–	–	(46)	(124)	–	–	(170)
Net debt including lease liabilities at 31 December 2019	277	(20)	(52)	(1,975)	–	–	(1,770)

20 Cash flow statement continued

Reconciliation of net cash flow to movement in net debt including lease liabilities

	2019	2018	2017
	$ million	$ million	$ million
Net cash flow from cash net of overdrafts	(76)	182	113
Settlement of currency swaps	2	8	(24)
Net cash flow from borrowings	(425)	7	147
Change in net debt from net cash flow	(499)	197	236
IFRS 16 lease liabilities	(170)	–	–
Termination of finance lease	–	–	5
Exchange adjustment	3	(20)	28
Change in net debt in the year	(666)	177	269
Opening net debt	(1,104)	(1,281)	(1,550)
Closing net debt including lease liabilities	(1,770)	(1,104)	(1,281)

Cash and cash equivalents

For the purposes of the Group cash flow statement cash and cash equivalents at 31 December 2019 comprise cash at bank net of bank overdrafts.

	2019	2018	2017
	$ million	$ million	$ million
Cash at bank	277	365	169
Bank overdrafts	(20)	(32)	(14)
Cash and cash equivalents	257	333	155

The Group operates in over 100 countries around the world, some of which impose restrictions over cash movement. These restrictions have only a minimal impact of the management on the Group’s cash.

Cash outflows/(inflows) arising from financing activities

	Repayment	Borrowing	Repayment	Cash			Proceeds from own
	of bank	of bank	of lease	outflow		Purchase of	shares/issue of
	loans	loans	liabilities	from other	Dividends	own shares	ordinary shares	Total
2019	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Debt	865	(1,290)	46	2	–	–	–	(377)
Equity	–	–	–	–	318	63	(11)	370
Total	865	(1,290)	46	2	318	63	(11)	(7)

2018
Debt	401	(394)	–	8	–	–	–	15
Equity	–	–	–	–	321	48	(13)	356
Total	401	(394)	–	8	321	48	(13)	371

2017
Debt	770	(623)	–	(24)	–	–	–	123
Equity	–	–	–	–	269	52	(10)	311
Total	770	(623)	–	(24)	269	52	(10)	434